Document and Entity Information	12 Months Ended
Dec. 31, 2017
Document and Entity Information [Abstract]
Entity Registrant Name	Edge Therapeutics, Inc.
Entity Central Index Key	0001472091
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Document Type	S-4
Amendment Flag	false
Document Period End Date	Dec. 31, 2017